STRALEM FUND





                    645 Madison Ave, New York, NY 10022-1010
                            TELEPHONE: (212) 888-8123
                               FAX: (212) 888-8152



February 2002



Dear Shareholder:


      For the year 2001, the Stralem Fund was down 4.22% and the year-end 2001 Net Asset Value was $14.27 vs. $15.37 year-end 2000 ex-dividend.

      For the year 2001, the Stralem Equity Fund was down 4.16% and the year-end 2001 Net Asset Value was $99.70 vs. $104.80 year-end 2000 ex-dividend.

      As of December 31, 2001 assets of the Stralem Fund were distributed as follows:

      Money Market Funds/Treasury Bills/Misc.     5.45%
      Treasury Bonds                             53.59%
      Equities                                   40.96%


      As of December 31, 2001 assets of the Stralem Equity Fund were distributed as follows:

      Money Market Fund/Misc.                     5.99%
      Equities-Up Market                         52.26%
      Equities-Down Market                       41.75%


      Attached are the Stralem Fund and Stralem Equity Fund annualized returns as well as various comparative returns.



Very truly yours,


Philippe E. Baumann
President

                      **STRALEM FUND**
                      ----------------

           YEARLY%%GAINS              YEARLY$$GAINS

                                     (10K INVESTMENT)
          S. FUND  S&P 500         S. FUND  S&P 500
            0.00%    0.00%  1991   $10,000  $10,000
            4.70%    7.56%  1992   $10,470  $10,756
           11.70%    9.90%  1993   $11,695  $11,821
           -5.60%    1.23%  1994   $11,040  $11,966
           25.45%   37.60%  1995   $13,850  $16,466
            7.22%   22.60%  1996   $14,850  $20,187
           20.62%   32.75%  1997   $17,912  $26,789
           24.70%   28.07%  1998   $22,336  $34,320
           14.69%   20.89%  1999   $25,617  $41,490
            1.51%   -9.15%  2000   $26,004  $37,693
           -4.22%  -13.05%  2001   $24,907  $32,774


                      GRAPHICS OMITTED


                   **S. FUND EQUITY BREAKOUT**
                   ---------------------------

           YEARLY%%GAINS              YEARLY$$GAINS

                                     (10K INVESTMENT)
          S. FUND  S&P 500         S. FUND  S&P 500
            0.00%    0.00%  1996   $10,000  $10,000
           34.15%   32.75%  1997   $13,415  $13,275
           43.70%   28.07%  1998   $19,277  $17,001
           38.60%   20.89%  1999   $26,718  $20,553
          -11.70%   -9.15%  2000   $23,592  $18,672
          -14.60%  -13.05%  2001   $20,148  $16,236


                      GRAPHICS OMITTED


                 **S. FUND TREASURY BREAKOUT**
                 -----------------------------

          YEARLY%%GAINS             YEARLY$$GAINS

                                   (10K INVESTMENT)
          S. FUND   JPMTUS         S. FUND   JPMTUS
            0.00%    0.00%  1996   $10,000  $10,000
           15.24%   10.00%  1997   $11,524  $11,000
           13.20%   12.50%  1998   $13,045  $12,375
           -6.60%   -2.88%  1999   $12,184  $12,019
           19.43%   13.93%  2000   $14,552  $13,693
            6.32%    6.55%  2001   $15,471  $14,590


                      GRAPHICS OMITTED


                 **STRALEM EQUITY FUND**
                 -----------------------

           YEARLY%%GAINS            YEARLY$$GAINS

                                   (10K INVESTMENT)
          EQ. FUND S&P 500         EQ. FUND S&P 500
            0.00%    0.00%  1999   $10,000  $10,000
            5.70%   -9.15%  2000   $10,570   $9,085
           -4.16%  -13.05%  2001   $10,130   $7,899


                      GRAPHICS OMITTED



Note: The returns shown do no not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

** RATES OF RETURN & GROWTH OF $10,000***


ANNUALIZED RETURNS
------------------

YRS       S. FUND*     S&P500^
1 YR        -4.22%    -13.05%
5 YRS       10.90%     10.18%
10 YRS       9.55%     12.60%
*NET fees/expenses      ^dividends included


YRS        EQ.ONLY     S&P500
1 YR       -14.60%    -13.05%
3 YRS        1.48%     -1.52%
5 YRS       15.04%     10.18%


YRS       TSY.ONLY     JPMTUS
1 YR         6.32%      6.55%
3 YRS        5.85%      5.65%
5 YRS        9.12%      7.85%


YRS       EQ. FUND*    S&P500^
1 YR        -4.16%     -13.05%
2 YRS        0.65%     -11.12%
*net fees/expenses      ^dividends included


Note: The returns shown do no not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                           STRALEM FUND ANNUAL REPORT


In our annual report of one year ago, we alluded to the fact that almost all the leading Gurus of Wall Street believed that the stock markets would end the year 2001 higher, higher enough that the two year period 2000-2001 would produce a highly favorable return.

The terrorist attack on September 11th has been used by these same Gurus as their excuse for their predictions not coming to fruition, but they are once again predicting higher markets for 2002.

A new "outside and unexpected development" as exemplified by the Enron accounting debacle, may serve as their excuse for 2002. While companies were improving their operations, their earnings were getting a boost from new concepts in accounting. We suspect that accountants will start to push back on managements' requests as lawsuits mount in the coming months.

The fact remains, that at current valuation levels, the markets cannot be considered "cheap". Earning gains will prove to be an elusive target in 2002.

History has taught us that in liquidity-driven bull markets, portfolio structure is an important if not more important than "stock picking" and that using historical ratios to determine pricing will not work. We shy away from making predictions, particularly about the future. We shall continue to structure the Funds so that they will take advantage of up markets and be protected in contracting markets.

                                  STRALEM FUND

                                  Stralem Fund
                               Stralem Equity Fund


                              FINANCIAL STATEMENTS

                                DECEMBER 31, 2001

INDEPENDENT AUDITORS' REPORT

Trustees and Shareholders
Stralem Fund
New York, New York


We have audited the accompanying statements of assets and liabilities, including the portfolio of investments in securities, of Stralem Fund comprising the Stralem Fund Series and the Stralem Equity Fund Series as of December 31, 2001. As it relates to the Stralem Fund series we have audited the related statement of operations for the year then ended and statements of changes in net assets for each of the years in the two-year period then ended, and the condensed financial information for each of the years in the five-year period then ended. As it relates to the Stralem Equity Fund series we have audited the related statement of operations, statement of changes in net assets and the condensed financial information for the year ended December 31, 2001 and for the period January 18, 2000 (inception) through December 31, 2000. These financial statements and the condensed financial information are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and condensed financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and condensed financial information enumerated above present fairly, in all material respects, the financial position of each of the portfolios constituting the Stralem Fund as of December 31, 2001, and as it relates to the Stralem Fund series, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. As it relates to the Stralem Equity Fund series the results of its operations, the changes in its net assets and the financial highlights for the year ended December 31, 2001 and for the period January 18, 2000 (inception) through December 31, 2000, all in conformity with accounting principles generally accepted in the United States of America.



New York, New York
January 25, 2002


STRALEM FUND
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2001

                                                                                         Stralem Equity
                                                                        Stralem Fund          Fund
                                                                        ------------     --------------
ASSETS
Investments, at market value
  Common stocks                                                         $20,943,525       $30,805,326
  United States Government obligations                                   32,886,311                --
  Money market mutual funds                                               1,504,455         2,709,167
                                                                         ----------        ----------

                                                                         55,334,291        33,514,493

Cash                                                                        104,184           101,864
Interest and dividends receivable                                           377,230            78,544
                                                                         ----------        ----------

                                                                         55,815,705        33,694,901

LIABILITIES
  Payable for shares reacquired                                           2,902,557           526,379
  Accrued expenses                                                          171,070           157,860
  Dividends payable                                                       1,612,226           243,218
                                                                         ----------        ----------

                                                                          4,685,853           927,457

Net assets applicable to outstanding shares of beneficial               $51,129,852       $32,767,444
                                                                         ==========        ==========
interest

Net asset value per share - based on 3,582,724 shares
(Stralem Fund) and 328,673 shares (Equity Fund)
of beneficial interest outstanding (offering price
and redemption price)                                                   $     14.27       $     99.70
                                                                        ===========       ===========


See notes to financial statements                                              2

STRALEM FUND
--------------------------------------------------------------------------------


PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2001


 Number of
   Shares                                                               Market Value
 ---------                                                              ------------

                 Common stocks (37.85%):
                   Computer and Peripherals (3.25%):
   29,800            Hewlett-Packard Co.                                 $  612,092
  *95,900            Sun Microsystems                                     1,183,406
                   Computer Software and Service (6.54%):
   30,100            Automatic Data Processing, Inc.                      1,772,890
  *14,800            Microsoft Corp.                                        980,796
  *62,600            Oracle Corp.                                           864,506
                   Electrical Equipment (2.30%):
   31,800            General Electric Company                             1,274,544
                   Home Appliance (1.22%):
    9,200            Whirlpool Corp.                                        674,636
                   Insurance (2.33%):
   24,000            MBIA, Inc.                                           1,287,120
                   Medical Supplies (6.74%):
   30,000            Johnson & Johnson                                    1,773,000
   38,200            Medtronic Inc.                                       1,956,222
                   Personal Care (2.23%):
   24,200            Bristol-Myers Squibb                                 1,234,200
                   Pharmaceuticals (2.36%):
   22,200            Merck & Co. Inc.                                     1,305,360
                   Restaurant (1.88%):
   39,400            McDonalds Corp.                                      1,042,918
                   Retail Building Supplies (4.19%):
   20,000            Home Depot, Inc.                                     1,020,200
   28,000            Lowes Companies, Inc.                                1,299,480
                   Retail Stores (2.60%):
   25,000            Wal-Mart Stores, Inc.                                1,438,750
                   Semiconductor (2.21%):
   38,900            Intel Corp.                                          1,223,405
                                                                      -------------
                                                                         20,943,525

STRALEM FUND
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS IN SECURITIES (continued)
December 31, 2001

 Face Value                                                        Market Value
 ----------                                                        ------------

             United States Government obligations (59.43%):
               Treasury bonds and notes (49.51%):
$ 2,000,000      February 15, 2006; 5.625%                         $ 2,108,750
$13,000,000      May 15, 2009; 5.5%                                 13,475,313
$ 2,500,000      November 15, 2016; 7.5%                             2,958,594
$ 4,500,000      August 15, 2022; 7.25%                              5,300,156
$ 3,600,000      February 15, 2031; 5.375%                           3,556,125

               Treasury bills (9.92%):
$ 3,000,000      February 14, 2002                                   2,994,092
$ 2,500,000      February 28, 2002                                   2,493,281
                                                                   -----------
                                                                    32,886,311

             Money market mutual funds (2.72%):
               Cortland Trust General Fund                           1,504,455
                                                                   -----------

Total Portfolio (cost $40,545,614)                                 $55,334,291
                                                                   ===========


* Nonincome producing

See notes to financial statements                                             4

STRALEM EQUITY FUND
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2001

  Number of
   Shares                                                           Market Value
  ---------                                                         ------------

                 Common stocks (91.92%):
                   Aerospace/Defense (4.66%):
   58,700            Goodrich Corporation                            $ 1,562,594
                   Computer and Peripherals (4.46%):
   24,700            Hewlett-Packard Co.                                 507,338
  *80,000            Sun Microsystems                                    987,200
                   Computer Software and Service (5.78%):
  *18,400            Microsoft Corp.                                   1,219,368
  *52,000            Oracle Corp.                                        718,120
                   Electrical Equipment (2.99%):
   25,000            General Electric Company                          1,002,000
                   Electric Utility (Central) (11.43%):
   27,700            Ameren Corp.                                      1,171,710
   31,400            Txu Corp.                                         1,480,510
   42,500            Xcel Energy, Inc.                                 1,178,950
                   Electric Utility (East) (11.94%):
   36,900            Consolidated Edison, Inc.                         1,489,284
   26,300            Progress Energy, Inc                              1,184,289
   52,300            Southern Co.                                      1,325,805
                   Gas Utilities (3.93%):
   38,000            KeySpan Corporation                               1,316,700
                   Home Appliance (4.68%):
   21,400            Whirlpool Corp.                                   1,569,262
                   Insurance (4.61%):
   28,800            MBIA, Inc.                                        1,544,544
                   Medical Supplies (8.15%):
   25,000            Johnson & Johnson                                 1,477,500
   24,500            Medtronic Inc.                                    1,254,645
                   Personal Care (2.98%):
   19,600            Bristol-Myers Squibb                                999,600
                   Petroleum (5.27%):
   10,100            Chevron Corp.                                       905,061
   32,500            Occidental Petroleum Corp.                          862,225
                   Pharmaceuticals (2.98%):
   17,000            Merck & Co, Inc.                                    999,600
                   Restaurant (2.65%):
   33,500            McDonalds Corp.                                     886,745
                   Retail Building Supplies (5.28%):
   15,200            Home Depot, Inc                                     775,352
   21,400            Lowes Companies, Inc                                993,174
                   Retail Stores (3.49%):
   20,300            Wal-Mart Stores, Inc.                             1,168,265
                   Semiconductor (3.05%):
   32,500            Intel Corp.                                       1,022,125
                   Thrift (3.59%):
   18,400            Federal Home Loan Mortgage Corp.                  1,203,360
                                                                      ----------

                                                                      30,805,326
                 Money Market mutual funds (8.08%):
                   Cortland Trust General Fund                         2,709,167
                                                                      ----------

Total Portfolio (cost $33,105,594)                                   $33,514,493
                                                                     ===========

* Nonincome producing


See notes to financial statements                                             5

STRALEM FUND
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2001

                                                       Stralem       Stralem
                                                        Fund        Equity Fund
                                                       -------      -----------
Investment income:
  Interest                                           $ 1,657,075    $    98,145
  Dividends                                              214,692        731,598
                                                     -----------    -----------

                                                       1,871,767        829,743

Expenses:
  Investment advisory                                    536,791        488,284
  Legal fees                                              26,012         23,780
  Auditing fees                                           27,950         19,073
  Administration                                          25,000         35,893
  Trustees' fees                                           1,042          1,042
  Taxes                                                    6,692            872
  Miscellaneous                                            9,704          9,875
                                                     -----------    -----------

                                                         633,191        578,819

Net investment income                                  1,238,576        250,924
                                                     -----------    -----------

Net realized gain (loss) from security
  transactions                                           393,646       (302,527)
Net decrease in unrealized appreciation
  of investments                                      (3,941,898)    (1,406,609)
                                                     -----------    -----------

Net loss on investments                               (3,548,252)    (1,709,136)
                                                     -----------    -----------

Net decrease in net assets resulting from
  operations                                         $(2,309,676)   $(1,458,212)
                                                     ===========    ===========


See notes to financial statements                                              6

STRALEM FUND
--------------------------------------------------------------------------------

Statements OF Changes in Net Assets


                                                  Stralem Fund                Stralem Equity Fund
                                             Year Ended December 31,        Year Ended December 31,
                                          ----------------------------    ----------------------------
                                             2001            2000            2001            2000*
                                          ------------    ------------    ------------    ------------

Operations:
  Net investment income                   $  1,238,576    $  1,460,899    $    250,924    $    165,166
  Net realized gain (loss) from
    security transactions                      393,646       3,229,838        (302,527)       (784,034)
  Net increase (decrease) in
    unrealized appreciation of
    investments                             (3,941,898)     (3,573,831)     (1,406,609)      1,815,508
                                          ------------    ------------    ------------    ------------

                                            (2,309,676)      1,116,906      (1,458,212)      1,196,640
                                          ------------    ------------    ------------    ------------

Distributions to shareholders:
  Investment income                         (1,218,580)     (1,433,699)       (243,218)       (192,853)
  Realized gains                              (393,646)     (3,229,838)           --              --
                                          ------------    ------------    ------------    ------------

                                            (1,612,226)     (4,663,537)       (243,218)       (192,853)
                                          ------------    ------------    ------------    ------------

Capital share transactions:
  Proceeds from shares sold                  5,674,306       5,642,814       3,607,813      32,510,649
  Proceeds from reinvestments of
    dividends                                3,294,237       2,205,366         169,403            --
  Cost of shares redeemed                   (4,046,413)    (19,965,045)     (1,907,792)       (914,986)
                                          ------------    ------------    ------------    ------------

                                             4,922,130     (12,116,865)      1,869,424      31,595,663
                                          ------------    ------------    ------------    ------------

Increase (decrease) in net assets            1,000,228     (15,663,496)        167,994      32,599,450
Net assets at January 1                     50,129,624      65,793,120      32,599,450            --
                                          ------------    ------------    ------------    ------------

Net assets at December 31                 $ 51,129,852    $ 50,129,624    $ 32,767,444    $ 32,599,450
                                          ============    ============    ============    ============
Accumulated undistributed net
investment income (loss) at end of year   $    224,616    $    204,620    $    (19,981)   $    (27,687)
                                          ============    ============    ============    ============

Number of Trust Shares:
  Sold                                         381,519         344,125          36,541         319,757
  Issued on reinvestment of dividends          215,874         133,902           1,660            --
  Redeemed                                    (275,884)     (1,188,853)        (20,582)         (8,703)
                                          ------------    ------------    ------------    ------------

  Net increase (decrease) in shares
    outstanding                                321,509        (710,826)         17,619         311,054
                                          ============    ============    ============    ============


Period from January 18, 2000 (Commencement of Operations) to December 31, 2000.


See notes to financial statements                                              7

STRALEM FUND
--------------------------------------------------------------------------------

Notes to Financial Statements
December 31, 2001


NOTE A - ORGANIZATION

Stralem Fund (the "Fund") and Stralem Equity Fund (the "Equity Fund") are separate operating series of Stralem Fund (the "Trust"), a Delaware business trust formed under the laws of the State of Delaware with authority to issue an unlimited number of shares (par value $0.01) of beneficial interest. The Fund's investment objective is to realize both income and capital appreciation to maximize total return. The Equity Fund's investment objective is long-term capital appreciation. The Equity Fund commenced operations on January 18, 2000.


NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

[1]  Security valuation:

     Investments in securities traded on a national exchange are valued at the last reported sales price on the last business day of the year. Securities traded over-the-counter are valued on the basis of the average of the last reported bid prices. United States Treasury bonds, notes and bills are valued at the mean between the last reported bid and asked prices.

[2]  Federal income taxes:

     Each Fund intends to qualify as a regulated investment company as defined under the Internal Revenue Code and intends to distribute to its shareholders substantially all of its taxable income and capital gains. Therefore only nominal income tax provisions are required.

[3]  Use of estimates:

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

[4]  Other:

     Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date, and interest income is recognized on an accrual basis. Dividends to shareholders are recorded on the ex-dividend date.

     Distributions to shareholders presented in the Statement of Changes in Net Assets represent their tax character.


NOTE C - INVESTMENT ADVISORY AGREEMENT

The Fund has an investment advisory contract with Stralem & Company Incorporated (the "Investment Advisor") that provides for a quarterly fee of 1/4 of 1% (equivalent to approximately 1% annually) of the average weekly net asset value of the Fund for the first $50,000,000 of net asset value decreasing to a quarterly rate of .1875 of 1% for the next $50,000,000 and .125 of 1% thereafter (equivalent to approximately 3/4 of 1% and 1/2 of 1%, respectively, annually). In addition, the Fund reimburses the Investment Advisor for its expenses attributable to the administration of the Fund, including a proportionate part of the compensation of the employees of the Investment Advisor who perform services, other than investment advisory services, for the Fund. Such reimbursement is limited by the contract to $25,000 per annum.

The Equity Fund has an investment advisory contract with the Investment Advisor that provides for a quarterly fee of 1/4 of 1.50% (equivalent to approximately 1.50% annually) of the average weekly net asset value of the Fund for the first $100,000,000 of net asset value decreasing to quarterly rate .3125 of 1% for the next $100,000,000 and .25 of 1% thereafter (equivalent to approximately 1.25% and 1%, respectively, annually). In addition, the Equity Fund reimburses the Investment Advisor for its expenses attributable to the administration of the Equity Fund, including a proportionate part of the compensation of the employees of the Investment Advisor who perform services, other than investment advisory services, for the Equity Fund. Expenses charged to the Equity Fund for the year ended December 31, 2001 amounted to $35,893.

Certain officers and a trustee of the Trust are also officers of the Investment Advisor.


NOTE D - OTHER MATTERS

                                                       Fund       Equity Fund
                                                   ------------   -----------

[1]  Unrealized appreciation at December 31, 2001   $14,788,677    $4,289,516
     Unrealized depreciation at December 31, 2001            -     (3,880,617)
                                                    -----------    ----------

                                                    $14,788,677    $  408,899
                                                    ===========    ==========

[2] Security transactions (excluding short-term securities):

       Purchases                                    $10,142,129    $7,992,029
       Sales                                         10,244,826     6,385,021

STRALEM FUND
--------------------------------------------------------------------------------

Condensed Financial Information
(for a share outstanding throughout the year)


                                                                  Stralem Fund                         Stralem Equity Fund*
                                                             Year Ended December 31,                  Year Ended December 31,
                                              ---------------------------------------------------    ------------------------
                                                2001        2000       1999       1998       1997       2001        2000*
                                              ---------   --------   --------   --------  ---------  ---------   ----------

Net asset value, beginning of period          $   15.37   $  16.56   $  15.14   $  13.15   $  11.66  $  104.80   $   100.00
                                              ---------    -------    -------    -------    -------   --------     --------

Income (loss) from investment operations:
  Net investment income                             .34        .46        .32        .35        .41        .77          .53
  Net gains or (losses) on securities              (.99)      (.22)      1.90       2.90       2.00      (5.13)        4.89
                                              ---------    -------    -------    -------    -------   --------     --------

Total from investment income (loss)                (.65)       .24       2.22       3.25       2.41      (4.36)        5.42
                                              ---------    -------    -------    -------    -------   --------     --------

Less distributions:
  Dividends from net investment income             (.34)      (.44)      (.31)      (.34)      (.40)      (.74)        (.62)
  Distributions from capital gains                 (.11)      (.99)      (.49)      (.92)      (.52)   --           --
                                              ---------    -------    -------    -------    -------   --------     --------

Total distributions                                (.45)     (1.43)      (.80)     (1.26)      (.92)      (.74)        (.62)
                                              ---------    -------    -------    -------    -------   --------     --------

Net asset value, end of period                $   14.27   $  15.37   $  16.56   $  15.14   $  13.15  $   99.70    $  104.80
                                              =========    =======    =======    =======    =======   ========     ========

Total return                                      (4.22)%     1.51%     14.69%     24.70%     20.62%     (4.16)%       5.70%**

Ratios/supplemental data:
  Net assets, end of period (in thousands)    $  51,130   $ 50,130   $ 65,793   $ 48,662   $ 35,586  $  32,767    $  32,599
  Ratio of expenses to average net assets          1.17%      1.11%      1.35%      1.18%      1.19%      1.78%        1.84%
  Ratio of net investment income to average
    net assets                                     2.28%      2.40%      1.97%      2.30%      2.87%       .77%         .61%
  Portfolio turnover rate                         20.00%     30.00%     20.00%     18.00%     52.00%     21.00%        5.00%


*  Period from January 18, 2000 (Commencement of Operations) to December 31,
   2000.

** Total return on annualized basis


Note: The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.



See notes to financial statement                                              10